Risk Management and Report (Details) - Schedule of use of cross currency funding $ in Millions	Dec. 31, 2022 CLP ($)
Maximum [Member]
Risk Management and Report (Details) - Schedule of use of cross currency funding [Line Items]
Cross Currency Funding	$ 3,378
Minimum [Member]
Risk Management and Report (Details) - Schedule of use of cross currency funding [Line Items]
Cross Currency Funding	1,552
Average [Member]
Risk Management and Report (Details) - Schedule of use of cross currency funding [Line Items]
Cross Currency Funding	$ 2,280